COMMITMENTS AND CONTINGENCIES (Details Narrative)	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Weighted average remaining lease term	5 years	5 years 3 months
Weighted average discounting rate	10.00%	10.00%